Other Receivables (Tables)	12 Months Ended
Dec. 31, 2021
Receivables [Abstract]
Schedule of other receivables
	December 31, 2021	December 31, 2020
Receivable from a guarantee customer	$-	$3,187,739
Other receivables	678,983	363,664
Less: allowance for credit losses	22,148	5,650
	$656,835	$3,545,753